Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventories [Abstract]
Raw materials	$ 5,198	$ 6,565
Work-in-progress	4,289	3,080
Finished goods	1,525	1,731
Total inventories	11,012	11,376
Obsolescence allowance at beginning of the year	3,450	3,711	4,416
Additional charges	134	110	263
Written off	(30)	(371)	(968)
Obsolescence allowance at the end of the year	$ 3,554	$ 3,450	$ 3,711